Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 237,926	$ 238,578
Restricted cash	12,570	0
Trade and other receivables	7,729	4,271
Value added taxes receivable	46,531	41,641
Inventories	60,613	32,512
Other financial assets	26,486	36,319
Prepaid expenses and other	5,352	2,725
Total current assets	397,207	356,046
Non-current assets
Mining interests	1,048,530	509,730
Property, plant and equipment	449,237	258,220
Right-of-use assets	29,225	14,330
Deposits on non-current assets	10,949	14,246
Non-current restricted cash	115,012	0
Non-current value added taxes receivable	572	15,301
Deferred tax assets	74,257	69,644
Total assets	2,124,989	1,237,517
Current liabilities
Trade and other current payables	120,666	76,002
Unearned revenue	12,226	2,717
Current portion of debt facilities	125	10,975
Current portion of lease liabilities	11,825	5,358
Income taxes payable	27,980	6,574
Total current liabilities	172,822	101,626
Non-current liabilities
Debt facilities	181,108	141,733
Lease liabilities	28,036	15,217
Decommissioning liabilities	153,607	51,471
Other liabilities	5,797	5,406
Non-current income taxes payable	21,812	23,099
Deferred tax liabilities	150,836	48,729
Total liabilities	714,018	387,281
Equity
Share capital	1,659,781	1,087,139
Equity reserves	98,943	101,997
Accumulated deficit	(347,753)	(338,900)
Total equity	1,410,971	850,236
Total liabilities and equity	$ 2,124,989	$ 1,237,517